Accounts Receivable, net - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movements in the allowance for doubtful accounts
Balance at beginning of the year	¥ (124,204)	¥ (11,413)	¥ (2,070)
Additional allowance for credit losses, net of recoveries	(8,681)	(125,563)	(9,504)
Write-offs	(10,846)	(12,772)	(161)
Balance at end of the year	¥ (122,039)	¥ (124,204)	¥ (11,413)